Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Share Incentive Plan
	Number of			Contractual	Adjusted exercise price per share as
Grant date/	instruments	Instruments	Vesting	life of	of December 31,
Employees entitled	In thousands	conditions	conditions	options	2019

Share options granted in August 2015 to senior employees	2,660	Each option is exercisable into one share of NIS 0.1 par value, at the market price exercised at net exercise mechanism	Three equal installments over three years of employment	4.5 years	NIS 25.65
Share options granted in November 2016 to senior employees	63	Each option is exercisable into one share of NIS 0.1 par value, at the market price exercised at net exercise mechanism	Three equal installments over three years of employment	4.5 years	NIS 29.97
Share options granted in May 2019 to senior employees	2,944	Each option is exercisable into one share of NIS 0.1 par value, at the market price exercised at net exercise mechanism	four equal installments over four years of employment	5 years	NIS 15.66
Restricted stock units (RSU) granted in may 2019 to senior employees	686	At fixed dates, the RSU is exercisable into one share of NIS 0.1 par value	four equal installments over four years of employment	5 years	-

Restricted stock units (RSU) granted in may 2019 to non-profit organization	333	At fixed dates, the RSU is exercisable into one share of NIS 0.1 par value	two equal installments over two years	2 years	-

Schedule of Balances of Options
The changes in the balances of the options were as follows:

		Weighted average		Weighted average		Weighted average
	Number of	of exercise price	Number of	of exercise price	Number of	of exercise price
	options	(NIS)	options	(NIS)	options	(NIS)
	2017		2018		2019

Balance as at January 1	2,764,334	24.7	963,335	28.0	780,332	25.9
Granted during the year	-	-	-	-	2,944,197	15.66
Forfeited during the year	(146,334)	38.9	(159,000)	36.6	(160,729)	16.96
Exercised during the year	(1,654,335)	25.6	(24,333)	25.6	-	-
Total options outstanding as at December 31	963,665	27.9	780,332	25.9	3,563,800	17.8

Total of exercisable options as at December 31	106,000	44.9	766,332	25.8	759,332	25.8

1.	The weighted average of the remaining contractual life of options outstanding as at December 31, 2019 is 3.4 years.
2.
The fair value of employee stock options was measured using the Black and Scholes model. The model assumptions include the share price at the measurement date, expected volatility based on historical volatility in the company's shares, life of instruments based on past experience and risk-free interest rate.

Schedule of Fair Value of Share Options and Assumptions
	2017	2018	2019

Fair value of share options and assumptions:

Fair value at grant date	-	-	3.26

Fair value assumptions:

Share price at grant date NIS	-	-	15.05

Exercise price NIS	-	-	15.66

Expected volatility (weighted average)	-	-	34.7%

Option life (expected weighted average life)	-	-	2.75

Risk free interest rate	-	-	0.7%

RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Balances of Options
The changes in the balances of the RSU were as follows:

	Number of RSU
	2017	2018	2019

Balance as at January 1	-	-	-
Granted during the year	-	-	1,019,400
Forfeited during the year	-	-	(32,659)
Exercised during the year	-	-	-
Total RSU outstanding as at December 31	-	-	986,741

Total of exercisable RSU as at December 31	-	-	759,332

	2017	2018	2019

Fair value of restricted stock units:

Fair value of restricted stock units at grant date	-	-	15.05
Salary expenses arising from share-based payments (NIS millions)	2	3	8